Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
LEASES
NOTE 6 –	LEASES

The Company is a party to operating leases for its corporate offices, laboratory space and vehicles. The Company’s operating leases have remaining lease terms of up to 3.16 years, some of which include options to extend the leases for up to five years.

	June 30,
	2020	2019
	unaudited

The components of lease expense were as follows:
Operating leases expenses	$93	$98
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	$88	$93
Non-cash activity: Right of use assets obtained in exchange for new operating lease liabilities	$-	$-

Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:

	June 30,	December 31,
	2020	2019
	unaudited
Other assets - Right-of-Use assets	$500	$501
Accumulated amortization	158	91
Operating lease Right-of-Use assets, net	$342	$410
Lease liabilities – current - Accounts payable and accrued liabilities	$123	$123
Lease liabilities – noncurrent	236	298
Total operating lease liabilities	$359	$421
Weighted average remaining lease term in years	2.83	3.33
Weighted average annual discount rate	10.7%	10.7%

Maturities of operating lease liabilities as of June 30, 2020, were as follows:
2020 (after June 30)	83
2021	154
2022	135
2023	73
Total undiscounted lease liability	445
Less: Imputed interest	(86)
Present value of lease liabilities	$359